UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Toroso Newfound Tactical Allocation Fund
(Class A: TNTAX)
(Class C: TNTCX)
(Institutional Class: TNTNX)

SEMI-ANNUAL REPORT
June 30, 2014

Toroso Newfound Tactical Allocation Fund
a series of the Investment Managers Series Trust

Table of Contents

Schedules of Investments	1
Statement of Assets and Liabilities	3
Statement of Operations	5
Statement of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	10
Supplemental Information	16
Expense Example	20

This report and the financial statements contained herein are provided for the general information of the shareholders of the Toroso Newfound Tactical Allocation Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.torosonewfoundfund.com

Toroso Newfound Tactical Allocation Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2014 (Unaudited)

Number of Shares		Value

	EXCHANGE-TRADED FUNDS – 98.0%
2,938	ETFS Physical Precious Metal Basket Shares*	$212,829
4,557	First Trust NASDAQ Technology Dividend Index Fund	120,715
2,262	FlexShares Ready Access Variable Income Fund	171,278
3,405	Guggenheim Enhanced Short Duration ETF	171,340
5,238	Guggenheim Shipping ETF	119,898
2,581	Guggenheim Spin-Off ETF	119,449
3,168	iShares 1-3 Year Treasury Bond ETF	267,886
2,669	iShares 10-20 Year Treasury Bond ETF	344,888
3,332	iShares 7-10 Year Treasury Bond ETF	345,129
1,263	Market Vectors Agribusiness ETF	69,478
2,148	Market Vectors Unconventional Oil & Gas ETF	74,106
1,725	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	172,535
9,739	PowerShares Build America Bond Portfolio	285,547
3,971	PowerShares Buyback Achievers Portfolio	178,099
9,652	PowerShares Global Listed Private Equity Portfolio	119,009
2,553	RevenueShares Mid Cap ETF	121,906
2,176	SPDR Gold Shares*	278,615
1,324	SPDR S&P Global Natural Resources ETF	69,973
2,953	Vanguard Total Stock Market ETF	300,527
2,820	VelocityShares Daily Inverse VIX Medium Term ETN*	131,158
	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,584,727)	3,674,365

Principal Amount

	SHORT-TERM INVESTMENTS – 2.1%
$78,934	UMB Money Market Fiduciary, 0.01%1	78,934
	TOTAL SHORT-TERM INVESTMENTS (Cost $78,934)	78,934

	TOTAL INVESTMENTS – 100.1% (Cost $3,663,661)	3,753,299
	Liabilities in Excess of Other Assets – (0.1)%	(3,740)

	TOTAL NET ASSETS – 100.0%	$3,749,559

ETF – Exchange Traded Fund
ETN – Exchange Traded Note

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Toroso Newfound Tactical Allocation Fund
SUMMARY OF INVESTMENTS
As of June 30, 2014 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Exchange-Traded Funds
Growth & Income	15.9%
Government/Agency-Long Term	13.8%
Commodity	13.1%
Undefined Equity	10.4%
Government/Agency-Intermediate Term	9.2%
Municipal	7.6%
Government/Agency-Short Term	7.1%
Government/Corporate-Short Term	4.6%
Government/Corporate	4.6%
Growth & Income-Mid Cap	3.3%
Income Equity	3.2%
Financial Services	3.2%
Sector Fund-Energy	2.0%
Total Exchange-Traded Funds	98.0%
Short-Term Investments	2.1%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Toroso Newfound Tactical Allocation Fund
STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2014 (Unaudited)

Assets:
Investments, at value (cost $3,663,661)	$3,753,299
Receivables:
Dividends and interest	2,183
Prepaid expenses	31,293
Prepaid offering costs	19,639
Total assets	3,806,414

Liabilities:
Payables:
Fund shares redeemed	1,974
Offering cost - Advisor	19,649
Shareholder servicing fees (Note 7)	326
Distribution fees - Class A & Class C (Note 6)	16
Auditing fees	7,755
Fund accounting fees	7,740
Transfer agent fees and expenses	7,438
Fund administration fees	6,010
Legal fees	2,004
Chief Compliance Officer fees	1,003
Trustees' fees and expenses	448
Accrued other expenses	2,492
Total liabilities	56,855

Net Assets	$3,749,559

See accompanying Notes to Financial Statements.

Toroso Newfound Tactical Allocation Fund
STATEMENT OF ASSETS AND LIABILITIES – Continued
As of June 30, 2014 (Unaudited)

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$3,648,681
Accumulated net investment income	4,807
Accumulated net realized gain on investments	6,433
Net unrealized appreciation on investments	89,638
Net Assets	$3,749,559

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$80,740
Shares of beneficial interest issued and outstanding	7,793
Redemption price*	10.36
Maximum sales charge (5.75% of offering price)**	0.63
Maximum offering price to public	$10.99

Class C Shares:
Net assets applicable to shares outstanding	$8,513
Shares of beneficial interest issued and outstanding	825
Offering and redemption price per share*	$10.32

Institutional Class Shares:
Net assets applicable to shares outstanding	$3,660,306
Shares of beneficial interest issued and outstanding	352,788
Offering and redemption price per share	$10.38

*
No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

**	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

Toroso Newfound Tactical Allocation Fund
STATEMENT OF OPERATIONS
For the Period January 10, 2014* through June 30, 2014 (Unaudited)

Investment Income:
Dividends	$13,266
Interest	6
Total investment income	13,272

Expenses:
Registration fees	22,364
Transfer agent fees and expenses	21,441
Administration fees	21,025
Fund accounting fees	18,833
Offering costs	15,747
Auditing fees	7,755
Chief Compliance Officer fees	7,272
Advisory fees	6,741
Custody fees	4,844
Legal fees	4,187
Miscellaneous	3,069
Trustees' fees and expenses	2,778
Shareholder reporting fees	2,189
Insurance fees	556
Shareholder servicing fees (Note 7)	329
Distribution fees - Class A & Class C (Note 6)	40
Total expenses	139,170
Advisory fees waived	(6,741)
Other expenses absorbed	(123,964)
Net expenses	8,465
Net investment income	4,807

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	6,433
Net change in unrealized appreciation/depreciation on investments	89,638
Net realized and unrealized gain on investments	96,071

Net Increase in Net Assets from Operations	$100,878

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Toroso Newfound Tactical Allocation Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period January 10, 2014* through June 30, 2014 (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$4,807
Net realized gain on investments	6,433
Net change in unrealized appreciation/depreciation on investments	89,638
Net increase in net assets resulting from operations	100,878

Capital Transactions:
Net proceeds from shares sold:
Class A	79,500
Class C	8,295
Institutional Class	3,582,793
Cost of shares redeemed:
Class A	−
Class C	−
Institutional Class	(21,907)
Net increase in net assets from capital transactions	3,648,681

Total increase in net assets	3,749,559

Net Assets:
Beginning of period	−
End of period	$3,749,559

Accumulated net investment income	$4,807

Capital Share Transactions:
Shares sold:
Class A	7,793
Class C	825
Institutional Class	354,935
Shares redeemed:
Class A	−
Class C	−
Institutional Class	(2,147)

Net increase in capital share transactions	361,406

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Toroso Newfound Tactical Allocation Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period
	January 10, 2014*
	through
	June 30, 2014
	(Unaudited)

Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income1	0.02
Net realized and unrealized gain on
investments	0.34
Total from investment operations	0.36

Net asset value, end of period	$10.36

Total return4	3.60%	2

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$81

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	20.89%	3
After fees waived and expenses absorbed	1.50%	3
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(18.92)%	3
After fees waived and expenses absorbed	0.47%	3
Portfolio turnover rate	100%	2

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Not annualized.
3	Annualized.
4
Total returns would have been lower had expenses not been waived and/or absorbed by the Advisor. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions of Class A shares made within 12 months of the date of purchase. If the sales load or CDSC were included, total returns would be lower. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying Notes to Financial Statements.

Toroso Newfound Tactical Allocation Fund
FINANCIAL HIGHLIGHTS
Class C

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period
	January 10, 2014*
	through
	June 30, 2014
	(Unaudited)

Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income1	(0.01)
Net realized and unrealized gain on
investments	0.33
Total from investment operations	0.32

Net asset value, end of period	$10.32

Total return4	3.20%	2

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$9

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	21.64%	3
After fees waived and expenses absorbed	2.25%	3
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(19.67)%	3
After fees waived and expenses absorbed	(0.28)%	3
Portfolio turnover rate	100%	2

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Not annualized.
3	Annualized.
4
Total returns would have been lower had expenses not been waived and/or absorbed by the Advisor.  Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions of Class C shares made within 12 months of the date of purchase. If the sales load or CDSC were included, total returns would be lower. These returns include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying Notes to Financial Statements.

Toroso Newfound Tactical Allocation Fund
FINANCIAL HIGHLIGHTS
Institutional Class

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period
	January 10, 2014*
	through
	June 30, 2014
	(Unaudited)

Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income1	0.03
Net realized and unrealized gain on
investments	0.35
Total from investment operations	0.38

Net asset value, end of period	$10.38

Total return4	3.80%	2

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,660

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	20.64%	3
After fees waived and expenses absorbed	1.25%	3
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(18.67)%	3
After fees waived and expenses absorbed	0.72%	3
Portfolio turnover rate	100%	2

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Not annualized.
3	Annualized.
4
Total returns would have been lower had expenses not been waived and/or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying Notes to Financial Statements.

Toroso Newfound Tactical Allocation Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2014 (Unaudited)

Note 1 – Organization
Toroso Newfound Tactical Allocation Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund seeks to achieve long-term growth of capital.  The Fund commenced investment operations on January 10, 2014, with three classes of shares, Class A, Class C and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over-the-counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices.  Equity securities that are traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at fair value considering prices for securities of comparable maturity, quality and type.  Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost.  The Fund values exchange-traded options at the last sales price, or, if no last sales price is available, at the last bid price.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Trading in securities on many foreign securities exchanges and OTC markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days.  Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset values (“NAV”) are not calculated and on which the Fund does not affect sales and redemptions of its shares.

Toroso Newfound Tactical Allocation Fund
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2014 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $35,386, which are being amortized over a one-year period from January 10, 2014 (commencement of operations).

(c) Exchange Traded Funds (“ETFs”)
ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values.  In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.  Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

(d) Exchange Traded Notes (“ETNs”)
The Fund may invest in ETFs which invest in shares of ETNs. An investment in an ETN involves risks, including possible loss of principal. ETNs are unsecured debt securities issued by a bank that are linked to the total return of a market index. Risks of investing in ETNs also include limited portfolio diversification, uncertain principal payment, and illiquidity. Additionally, the investor fee will reduce the amount of return on maturity or at redemption, and as a result the ETF in which the Fund invests may receive less than the principal amount at maturity or upon redemption, even if the value of the relevant index has increased.

(e) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Toroso Newfound Tactical Allocation Fund
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2014 (Unaudited)

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken or expected to be taken in all open tax years.  This period of time is considered to be the prior three tax years, when applicable, and the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period January 10, 2014 (commencement of operations) through June 30, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Liberty Street Advisors, Inc. (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00% of the Fund’s average daily net assets.  The Advisor engages TOROSO Investments, LLC (the “Sub-Advisor”) to manage the Fund and pays the Sub-Advisor from its advisory fees.

The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding, as applicable,  any taxes, interest, portfolio transaction expenses, as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization  and extraordinary expenses such as litigation expenses) do not exceed 1.50%, 2.25% and 1.25% of the Fund's average daily net assets for Class A, Class C, and Institutional Class, respectively until April 30, 2015.

For the period January 10, 2014 (commencement of operations) through June 30, 2014, the Advisor waived all of its advisory fees and absorbed other expenses totaling $130,705.  The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred. At June 30 2014, the amount of these potentially recoverable expenses was $130,705.  The Advisor may recapture all or a portion of this amount no later than December 31, 2017.

Toroso Newfound Tactical Allocation Fund
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2014 (Unaudited)

Foreside Fund Services, LLC (“Distributor”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the period January 10, 2014 (commencement of operations) through June 30, 2014, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the period January 10, 2014 (commencement of operations) through June 30, 2014, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At June 30, 2014, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$3,663,661

Gross unrealized appreciation	$89,976
Gross unrealized depreciation	(338)
Net unrealized appreciation on investments	$89,638

Note 5 – Investment Transactions
For the period January 10, 2014 (commencement of operations) through June 30, 2014, purchases and sales of investments, excluding short-term investments, were $5,030,232 and $1,451,938, respectively.

Note 6 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Fund to pay distribution fees for the sale and distribution of its shares.  With respect to the Class A and Class C, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% and 1.00%, respectively, of average daily net assets, payable to the Distributor.

The Advisor’s affiliated broker-dealer, HRC Fund Associates, LLC (“HRC”), Member FINRA/SIPC, markets the Fund shares to financial intermediaries pursuant to a marketing agreement with the Advisor. In addition, HRC may receive sales charges from the Fund’s Distributor for activities relating to the marketing of Fund shares pursuant to a wholesaling agreement with the Fund’s Distributor. For the period January 10, 2014 (commencement of operations) through June 30, 2014, HRC did not receive any distribution fees or sales commissions from the Distributor pursuant to the wholesaling agreement.

For the period January 10, 2014 (commencement of operations) through June 30, 2014, distribution fees incurred are disclosed on the Statement of Operations.

Toroso Newfound Tactical Allocation Fund
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2014 (Unaudited)

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the period January 10, 2014 (commencement of operations) through June 30, 2014, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Toroso Newfound Tactical Allocation Fund
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2014 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Exchange-Traded Funds	$3,674,365	$-	$-	$3,674,365
Short-Term Investments	78,934	-	-	78,934
Total Investments	$3,753,299	$-	$-	$3,753,299

*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Note 10 – Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 11 – Recently Issued Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11 Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.  The amendments in this ASU require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings.  The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statement disclosures.

Toroso Newfound Tactical Allocation Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement

At an in-person meeting held on December 4-5, 2013, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved for initial two-year terms (1) the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Liberty Street Advisors, Inc. (the “Investment Advisor”), (2) the Sub-Advisory Agreement (the “Toroso Sub-Advisory Agreement”) between the Investment Advisor and Toroso Investments, LLC (“Toroso”), and (3) the Sub-Advisory Agreement  (the “Newfound Sub-Advisory Agreement”) between the Investment Advisor and Newfound Research, LLC (“Newfound”), each with respect to the Toroso Newfound Tactical Allocation Fund series of the Trust (the “Fund”).  Toroso and Newfound are jointly referred to below as the “Sub-Advisors,” and their respective Sub-Advisory Agreements are jointly referred to below as the “Sub-Advisory Agreements.”  The Advisory Agreement and the Sub-Advisory Agreements are jointly referred to below as the “Fund Advisory Agreements.”  In approving each Fund Advisory Agreement, the Board, including the Independent Trustees, determined that renewal of each Agreement was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Fund Advisory Agreements from the Investment Advisor, the Sub-Advisors and Mutual Fund Administration Corporation and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and the Sub-Advisors; information regarding the background and experience of relevant personnel providing services to the Fund; reports comparing the proposed advisory fee and total expense ratio of the Fund with those of a group of comparable funds selected by Morningstar, Inc. (the “Peer Group”) from its world allocation fund category (the “Performance Universe”); and information about the Investment Advisor’s and Sub-Advisors’ policies and procedures, including their compliance manuals and brokerage and trading procedures, as applicable.  The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Fund Advisory Agreements. In addition, the Board considered the presentations by representatives of the Investment Advisor and the Sub-Advisors at the meeting.

In approving each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Liberty Street Advisors, Inc.

Nature, Extent and Quality of Services
The Board noted its familiarity with the Investment Advisor as the investment advisor of three other series of the Trust.  The Board considered that the Investment Advisor intended to engage Toroso to make investment decisions for the Fund and to manage the Fund’s assets on a day-to-day basis, and to engage Newfound as the Fund’s tactical allocation manager to provide allocation recommendations among the Fund’s four asset classes. The Board noted that the Investment Advisor did not manage any other accounts or funds with investment strategies similar to those of the Fund, but they reviewed the composite performance information of accounts managed by Toroso using its Toroso Neutral strategy, which commenced November 1, 2012.  The Trustees noted that the composite’s returns (net of fees) were higher than the returns of the Solactive Toroso Target Neutral Index for the year-to-date and since inception periods ended October 31, 2013.  The Board also considered the services to be provided by the Investment Advisor to the Fund.  In doing so, the Board considered the Investment Advisor’s role as the Fund’s investment advisor, noting that it would provide overall supervision of the general investment management and investment operations of the Fund and oversee the Sub-Advisors with respect to the Fund’s operations, including monitoring Toroso’s investment and trading activities with respect to the Fund, and monitoring the Fund’s compliance with its investment policies.  The Board also considered the qualifications, experience and responsibilities of the personnel who would be involved in the activities of the Fund.  In addition the Board considered the overall quality of the organization and operations, and the compliance structure and compliance procedures, of the Investment Advisor.  Based on its review, the Board concluded that the Investment Advisor would have the capabilities, resources and personnel necessary to manage the Fund and that the Investment Advisor would provide the Fund with a reasonable potential for good investment results.

Toroso Newfound Tactical Allocation Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Advisory Fees and Expense Ratio
The Board considered information included in the meeting materials regarding the investment advisory fees and total expenses of the Fund.  With respect to the advisory fees paid by the Fund, the Board observed, among other things, that the advisory fee proposed to be paid by the Fund (gross of fee waivers) was 7.5 basis points higher than the median advisory fee of the funds in its Morningstar peer group and 70 basis points higher than the median advisory fee of funds in its Morningstar universe.  The Board noted, however, that the Investment Advisor anticipated subsidizing a portion of the Fund’s operating expenses, in addition to waiving its entire advisory fee, during the first year of the Fund’s operations.  The Board also noted that the Fund’s proposed advisory fee was equal to or lower than the advisory fees charged by the Investment Advisor to the other series of the Trust for which it serves as investment advisor.  With respect to the Fund’s total expenses, the Board considered that the estimated total annual expense ratio for the Fund (net of fee waivers) was higher than the median expense ratios of the funds in its peer group and fund universe, by 18 basis points and 51 basis points, respectively.  In considering the Fund’s fees and expenses, the Board also considered additional information prepared by Morningstar regarding the investment strategy of each fund in the Morningstar peer group.  The Board noted that the fees and expenses of the tactical allocation funds included in the peer group were similar to those of the Fund.  The Board also noted that the Fund’s estimated asset size of $20 million in its first year of operations was significantly lower than the average asset sizes of funds in its peer group and peer universe.   The Board concluded that the proposed compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the services provided by the Investment Advisor to the Fund.

Profitability and Economies of Scale
The Board reviewed the estimated profitability to the Investment Advisor of its relationship with the Fund in its first year of operations taking into account estimated assets of $20 million, noting that the Investment Advisor estimated that it would have no profits from its advisory services to the Fund in the first year of the Fund’s operations.  They noted that the potential benefits received by the Investment Advisor as a result of its relationship with the Fund would include not only the advisory fees paid to the Investment Advisor but also benefits received by its affiliated broker-dealer in connection with the marketing of Fund shares, and the intangible benefits of its association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.  The Board also noted that during the Fund’s startup period the Fund’s asset levels would likely be too low to achieve significant economies of scale and that any such economies would be considered in the future as the Fund’s assets grow.

Toroso Newfound Tactical Allocation Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Toroso Investments, LLC

Nature, Extent and Quality of Services
The Board considered the relative levels and types of services to be provided by the Investment Advisor, Toroso and Newfound to the Fund, noting that Newfound would use its proprietary model to determine the tactical asset allocation of the Fund’s portfolio, while Toroso would determine the actual investments made by the Fund.  The Board considered Toroso’s investment strategies and the composite performance information of Toroso’s Neutral Strategy accounts. The Board also considered the qualifications, experience and responsibilities of the personnel who would be involved in the activities of the Fund.  In addition the Board considered the overall quality of the organization and operations, and the compliance structure and compliance procedures, of Toroso. Based on its review, the Board concluded that Toroso would have the capabilities, resources and personnel necessary to manage the Fund and that Toroso would provide the Fund with a reasonable potential for good investment results.

Sub-Advisory Fee and Economies of Scale
The Board reviewed information regarding the advisory fees charged by Toroso with respect to the Fund, and observed, among other things, that the proposed sub-advisory fee to be paid to Toroso was within the range of advisory fees paid to Toroso by its other client accounts, but higher than the advisory fee paid to Toroso by the account Toroso considered most comparable to the Fund.  The Board considered, however, that Toroso would be required to comply with certain requirements under the 1940 Act that do not apply to its other clients.   The Board also noted that the Investment Advisor would pay Toroso’s sub-advisory fees out of the Investment Advisor’s advisory fee.

The Board also considered the potential benefits received by Toroso as a result of its relationship with the Fund, including sub-advisory fees paid to Toroso, research provided to it by broker-dealers providing execution services to the Fund, and the intangible benefits of its association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Board also noted that during the Fund’s startup period the Fund’s asset levels would likely be too low to achieve significant economies of scale and that any such economies would be considered in the future as the Fund’s assets grow.  The Board concluded that, in light of the services proposed to be provided by Toroso to the Fund, the compensation to be paid to Toroso was fair and reasonable and determined to approve Toroso as a sub-advisor to the Fund.

Newfound Research, LLC

Nature, Extent and Quality of Services
The Board considered the relative levels and types of services to be provided by the Investment Advisor, Toroso and Newfound to the Fund, noting that Newfound would use its proprietary model to determine the tactical asset allocation of the Fund’s portfolio, and they reviewed Newfound’s background, experience and client base. The Board also considered the qualifications, experience and responsibilities of the personnel who would be involved in the activities of the Fund.  In addition the Board considered the overall quality of the organization and operations, and the compliance structure and compliance procedures, of Newfound. Based on its review, the Board concluded that Newfound would have the capabilities, resources and personnel necessary to manage the Fund and that Newfound would provide the Fund with a reasonable potential for good investment results.

Sub-Advisory Fee and Economies of Scale
The Board reviewed information regarding the advisory fees charged by the Newfound with respect to the Fund, and observed, among other things, that the proposed sub-advisory fee to be paid to Newfound was lower than its standard fee schedule.   The Board also noted that the Investment Advisor would pay Newfound’s sub-advisory fees out of the Investment Advisor’s advisory fee.

Toroso Newfound Tactical Allocation Fund
SUPPLEMENTAL INFORMATION (Unaudited)

The Board also considered the potential benefits received by Newfound as a result of its relationship with the Fund, including sub-advisory fees paid to Newfound and the intangible benefits of its association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Board also noted that during the Fund’s startup period the Fund’s asset levels would likely be too low to achieve significant economies of scale and that any such economies would be considered in the future as the Fund’s assets grow.  The Board concluded that, in light of the services proposed to be provided by Newfound to the Fund, the compensation to be paid to Newfound was fair and reasonable and determined to approve Newfound as a sub-advisor to the Fund.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of each Fund Advisory Agreement is in the best interests of the Fund and its shareholders and, accordingly, approved each Fund Advisory Agreement.

Toroso Newfound Tactical Allocation Fund
EXPENSE EXAMPLE
For the Periods Ended June 30, 2014 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments on certain classes, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A and Class C only); and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 10, 2014* to June 30, 2014.

The Hypothetical (5% annual return before expenses) example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the rows titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Actual Performance**	1/10/14*	6/30/14	1/10/14* – 6/30/14
Class A	$1,000.00	$1,036.00	$7.21
Class C	1,000.00	1,032.00	10.75
Institutional Class	1,000.00	1,038.00	6.00
Hypothetical (5% annual return before expenses)^	1/1/14	6/30/14	1/1/14–6/30/14
Class A	$1,000.00	$1,017.34	$7.52
Class C	1,000.00	1,013.66	11.21
Institutional Class	1,000.00	1,018.60	6.26

Toroso Newfound Tactical Allocation Fund
EXPENSE EXAMPLE
For the Periods Ended June 30, 2014 (Unaudited)

*	Commencement of operations.
**
Expenses are equal to the Fund’s annualized expense ratios of 1.50%, 2.25% and 1.25% for Class A, Class C and Institutional Class, respectively, multiplied by the average account values over the period, multiplied by 172/365 (to reflect the since inception period). The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

^
Expenses are equal to the Fund’s annualized expense ratios of 1.50%, 2.25% and 1.25% for Class A, Class C and Institutional Class, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

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Toroso Newfound Tactical Allocation Fund
a series of the Investment Managers Series Trust

Investment Advisor
Liberty Street Advisors, Inc.
125 Maiden Lane, 6th Floor
New York, New York 10038

Sub-Advisor
Toroso Investments, LLC
623 Fifth Avenue, 15th Floor
New York, New York  10022

Tactical Allocation Manager
Newfound Research, LLC
425 Boylston Street, 3rd Floor
Boston, Massachussetts, 02116

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Toroso Newfound Tactical Allocation Fund - Class A	TNTAX	46141P 370
Toroso Newfound Tactical Allocation Fund - Class C	TNTCX	46141P 362
Toroso Newfound Tactical Allocation Fund - Institutional Class	TNTNX	46141P 354

Privacy Principles of the Toroso Newfound Tactical Allocation Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information.  The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Tosoro Newfound Tactical Allocation Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (800) 207-7108, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 207-7108, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund at (800) 207-7108.  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Section in Washington, DC.  Information on the operation of the Public Reference Section may be obtained by calling (800) SEC-0330.

Toroso Newfound Tactical Allocation Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (800) 207-7108

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	9/08/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	9/08/14

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	9/08/14